SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
Summary of share-based compensation recorded during the year

	Years ended December 31
Share- based payments expense	2022	2021
Stock options (note 28(a))	$1,396	$1,350
Restricted share units (note 28(b))	743	738
Deferred share units (note 28(c))	308	241
Share based payments expense	$2,447	$2,329

Stock options
SHARE-BASED PAYMENTS
Summary of status of share option plan and changes during the year

	2022			2021
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Beginning of year	9,900,874	C$	1.86	9,959,927	C$	1.60
Replacement Options issued (note 13)	1,758,334		8.43	—		—
Granted	1,278,264		5.56	678,347		4.74
Exercised	(3,674,769)		1.34	(687,400)		0.87
Expired, forfeited or cancelled	(83,814)		16.81	(50,000)		1.39
End of year	9,178,889	C$	3.71	9,900,874	C$	1.86

Vested, end of year	7,701,986	C$	3.38	8,704,157	C$	1.63

Summary of information about share options outstanding and exercisable

The stock options outstanding at December 31, 2022, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
January 15, 2023	16.43	0.0	5,964	5,964
February 1, 2023	4.78	0.1	7,731	—
February 26, 2023	7.43	0.2	129	43
February 28, 2023	1.06	0.2	30,000	30,000
March 5, 2023	17.69	0.2	148,446	148,446
May 31, 2023	1.25	0.4	400,000	400,000
June 23, 2023	1.06 - 5.98	0.5	295,749	246,797
June 27, 2023	1.25	0.5	746,770	746,770
July 1, 2023	1.06 - 5.98	0.5	224,773	189,351
September 10, 2023	1.25	0.7	100,000	100,000
November 13, 2023	1.30	0.9	250,000	250,000
January 31, 2024	14.59	1.1	112,611	112,611
March 29, 2024	1.06	1.2	1,453,417	1,453,417
August 12, 2024	4.78 - 8.81	1.6	1,280,635	1,280,635
August 13, 2024	1.65	1.6	103,212	103,212
January 30, 2025	8.81	2.1	17,316	17,316
March 25, 2025	2.21	2.2	871,825	871,825
April 16, 2025	2.39	2.3	600,000	600,000
April 20, 2025	2.58	2.3	50,000	50,000
July 1, 2025	3.82	2.5	300,000	300,000
August 24, 2025	6.03	2.6	200,000	200,000
September 1, 2025	5.80	2.7	50,000	50,000
September 23, 2025	8.55	2.7	4,770	4,770
December 4, 2025	7.63	2.9	5,964	5,964
January 21, 2026	7.05 - 7.43	3.1	50,388	42,922
March 24, 2026	4.80	3.2	512,924	341,944
April 19, 2026	4.76	3.3	50,000	33,333
October 4, 2026	4.04	3.8	50,000	33,333
January 10, 2027	4.78	4.0	40,566	—
March 1, 2027	5.37	4.2	250,000	83,333
March 24, 2027	5.98	4.2	611,515	—
June 23, 2027	3.88	4.5	26,580	—
July 4, 2027	3.71	4.5	50,000	—
December 5, 2027	5.06	4.9	171,960	—
December 30, 2027	5.48	5.0	105,644	—
Total number of stock options			9,178,889	7,701,986

The stock options outstanding at December 31, 2021, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
June 23, 2022	1.39	0.5	2,200,000	2,200,000
May 31, 2023	1.25	1.4	700,000	700,000
June 27, 2023	1.25	1.5	944,514	944,514
September 10, 2023	1.25	1.7	100,000	100,000
November 13, 2023	1.30	1.9	1,000,000	1,000,000
March 29, 2024	1.06	2.2	1,835,227	1,835,227
May 15, 2024	1.00	2.4	117,450	117,450
August 13, 2024	1.65	2.6	103,212	103,212
March 25, 2025	2.21	3.2	1,022,124	677,646
April 16, 2025	2.39	3.3	600,000	400,000
April 20, 2025	2.58	3.3	50,000	33,334
July 1, 2025	3.82	3.5	300,000	200,000
August 24, 2025	6.03	3.6	200,000	133,334
September 1, 2025	5.80	3.7	50,000	33,334
March 24, 2026	4.80	4.2	578,347	192,774
April 19, 2026	4.76	4.3	50,000	16,666
October 4, 2026	4.04	4.8	50,000	16,666
Total number of stock options			9,900,874	8,704,157

RSUs
SHARE-BASED PAYMENTS
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of RSUs outstanding:	2022	2021
Outstanding, January 1	707,840	921,356
Awarded	172,301	235,091
Vested and settled	(402,430)	(448,607)
Forfeitures during the period	(34,444)	—
Outstanding, December 31	443,267	707,840

		Number vesting in the year
Number of RSUs outstanding:	Total	2022	2023	2024	2025
Outstanding, December 31, 2021	707,840	444,301	185,179	78,360	—
Outstanding, December 31, 2022	443,267	—	262,738	126,812	53,717

Deferred Share Unit Plan
SHARE-BASED PAYMENTS
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of DSUs outstanding:	2022	2021
Outstanding, January 1	707,028	644,525
Awarded and vested immediately	69,290	62,503
Awarded and vested immediately	(216,593)	—
Outstanding, December 31	559,725	707,028

Bonus shares
SHARE-BASED PAYMENTS
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of bonus shares outstanding:	Year 2022	Year 2021
Outstanding, December 31	500,000	500,000
Vested, December 31	500,000	500,000